Other Postretirement Employee Benefit Plans (Weighted Average Assumptions Used To Determine Benefit Obligations) (Details) - Other Postretirement Benefits	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure
Discount rate	3.90%	4.20%
Medical trend rate - initial	6.50%	6.80%
Medical trend rate - grading period	21 years	22 years
Medical trend rate - ultimate	4.50%	4.50%